AGS-SUP-SOAI-R6 042817

Statement of Additional Information Supplement dated April 28, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class R6 shares of the Funds listed below:

Invesco Conservative Allocation Fund	Invesco Income Allocation Fund
Invesco Global Low Volatility Equity Yield Fund	Invesco International Allocation Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund

The following information replaces in its entirety the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification – Asset Allocation Funds” of the Statement of Additional Information:

Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco All Cap Market Neutral Fund	2.00%	4.00%	0.00%	0.00%	3.00%
Invesco American Franchise Fund	2.50%	5.75%	0.00%	0.00%	4.25%
Invesco Balanced-Risk Allocation Fund	2.50%	4.50%	0.00%	0.00%	4.50%
Invesco Balanced-Risk Commodity Strategy Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco Comstock Fund	0.00%	8.00%	0.00%	0.00%	6.50%
Invesco Core Plus Bond Fund	18.00%	5.25%	13.50%	0.00%	10.25%
Invesco Corporate Bond Fund	0.00%	0.00%	4.75%	0.00%	0.00%
Invesco Developing Markets Fund	0.00%	2.25%	0.00%	5.00%	1.50%
Invesco Diversified Dividend Fund	7.50%	11.50%	0.00%	0.00%	10.00%
Invesco Dividend Income Fund	0.00%	0.00%	12.75%	0.00%	0.00%
Invesco Emerging Market Flexible Bond Fund	5.00%	1.00%	0.00%	0.00%	3.00%
Invesco Energy Fund	0.00%	0.00%	0.00%	0.00%	0.00%

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Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco Equally-Weighted S&P 500 Fund	5.75%	10.00%	0.00%	0.00%	8.00%
Invesco Floating Rate Fund	5.50%	0.00%	7.25%	0.00%	2.25%
Invesco Global Infrastructure Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco Global Market Neutral Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco Global Real Estate Income Fund	3.00%	2.50%	6.25%	0.00%	2.50%
Invesco Global Targeted Returns Fund	2.50%	0.00%	0.00%	0.00%	0.00%
Invesco Gold & Precious Metals Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco Growth and Income Fund	4.75%	0.00%	0.00%	0.00%	0.00%
Invesco High Yield Fund	6.00%	0.00%	7.25%	0.00%	3.00%
Invesco International Companies Fund	0.00%	4.75%	0.00%	12.00%	3.00%
Invesco International Core Equity Fund	0.00%	0.00%	0.00%	10.00%	0.00%
Invesco International Growth Fund	3.00%	6.75%	0.00%	18.00%	4.50%
Invesco International Small Company Fund	0.00%	0.00%	0.00%	7.00%	0.00%
Invesco Long/Short Equity Fund	0.00%	3.00%	0.00%	0.00%	2.00%
Invesco Low Volatility Emerging Markets Fund	0.00%	2.00%	0.00%	4.00%	1.25%
Invesco Macro Allocation Strategy Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Invesco Multi-Asset Income Fund	0.00%	0.00%	10.00%	0.00%	0.00%

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Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco Quality Income Fund	9.25%	2.50%	11.75%	0.00%	6.00%
Invesco Short Duration Inflation Protected Fund	4.75%	0.00%	0.00%	0.00%	2.50%
Invesco Short Term Bond Fund	3.50%	1.75%	0.00%	0.00%	2.00%
Invesco Small Cap Equity Fund	0.00%	2.25%	0.00%	0.00%	2.00%
Invesco U.S. Government Fund	0.00%	0.00%	0.00%	0.00%	0.00%
iShares U.S. Consumer Goods ETF	0.00%	0.00%	0.00%	0.00%	0.00%
PowerShares 1-30 Laddered Treasury Portfolio	5.50%	2.50%	3.50%	0.00%	5.00%
PowerShares DB Oil Fund	0.00%	0.00%	0.00%	0.00%	0.00%
PowerShares Emerging Markets Sovereign Debt Portfolio	0.00%	0.00%	5.25%	0.00%	0.00%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3.00%	6.25%	0.00%	18.00%	4.75%
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.00%	0.00%	0.00%	9.00%	0.00%
PowerShares FTSE RAFI Emerging Markets Portfolio	0.00%	0.00%	0.00%	6.00%	0.00%
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	2.50%	0.00%	0.00%	0.00%	0.00%
iShares U.S. Healthcare ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Energy Select Sector SPDR Fund	0.00%	0.00%	0.00%	0.00%	0.00%
PowerShares Russell Top 200 Pure Growth Portfolio	3.50%	7.00%	0.00%	0.00%	6.00%
PowerShares Russell Top 200 Pure Value Portfolio	0.00%	0.00%	7.00%	0.00%	0.00%

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Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
PowerShares S&P International Developed Low Volatility Portfolio	0.00%	0.00%	5.50%	11.00%	0.00%
PowerShares S&P MidCap Low Volatility Portfolio	0.00%	4.00%	0.00%	0.00%	2.25%
PowerShares S&P SmallCap Low Volatility Portfolio	0.00%	2.50%	0.00%	0.00%	0.00%
PowerShares Variable Rate Preferred Portfolio	0.00%	0.00%	5.25%	0.00%	0.00%

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